Fair Value (Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Assets:
Loans	¥ 118	¥ 124
Loans held-for-sale	4	13
Other investments	5	1
Total assets measured at fair value	127	138
Level 1
Assets:
Other investments	4
Total assets measured at fair value	4
Level 2
Assets:
Loans held-for-sale	4	7
Total assets measured at fair value	4	7
Level 3
Assets:
Loans	118	124
Loans held-for-sale		6
Other investments	1	1
Total assets measured at fair value	119	131
Aggregate cost
Assets:
Loans	185	197
Loans held-for-sale	4	14
Other investments	9	2
Premises and equipment-net		1
Goodwill		6
Total assets measured at fair value	¥ 198	¥ 220